Related Party Transactions (Tables)	3 Months Ended	12 Months Ended
	Apr. 30, 2021	Jan. 31, 2021
Related Party Transactions [Abstract]
Summary of revenue transactions

The following revenue transactions took place between the Company and Daimler during the three months ended April 30, 2021 and 2020:

	Three Months Ended April 30,
	2021	2020
	(in thousands)
Daimler	$1,335	$726

Revenue from related parties	$1,335	$726

The following revenue transactions took place between the Company and Daimler during the respective fiscal years:

	Year ended January 31,
	2021	2020	2019
	(in thousands)
Daimler	$3,457	$3,112	$1,082

Revenue from related parties	$3,457	$3,112	$1,082